Real Estate Acquisitions and Dispositions (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Real Estate Investments, Net [Abstract]
Allocation of Acquisition Purchase Price to Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the purchase price allocation based on that report (in thousands):

Amount
Assets:
Land and improvements	$269,140
Building and improvements	574,173
Intangible lease assets	93,506
Cash	5,930
Accounts receivable and other assets	42,426
Management contracts	58,000
Goodwill	29,066
Total assets acquired	1,072,241
Liabilities:
Accounts payable and other liabilities	48,342
Acquired below-market leases	49,109
Total liabilities acquired	97,451
Net assets acquired	$974,790

The following table summarizes the purchase price allocation based on that report (in thousands):

Amount
Assets:
Land and improvements	$269,140
Building and improvements	574,154
Intangible lease assets	93,506
Cash	5,930
Accounts receivable and other assets	42,426
Management contracts	58,000
Goodwill	29,085
Total assets acquired	1,072,241
Liabilities:
Accounts payable and other liabilities	48,342
Acquired below-market leases	49,109
Total liabilities acquired	97,451
Net assets acquired	$974,790
For the years ended December 31, 2017 and 2016, we allocated the purchase price of acquisitions unrelated to the PELP transaction, including acquisition costs for 2017, to the fair value of the assets acquired and liabilities assumed as follows (in thousands):

	2017	2016
Land and improvements	$47,556	$78,908
Building and improvements	130,482	140,145
Acquired in-place leases	17,740	21,506
Acquired above-market leases	1,314	3,559
Acquired below-market leases	(5,736)	(10,198)
Total assets and lease liabilities acquired	191,356	233,920
Less: Fair value of assumed debt at acquisition	30,831	33,326
Net assets acquired	$160,525	$200,594

Weighted-average Amortization Periods of Acquired Lease Intangibles
The weighted-average amortization periods for in-place, above-market, and below-market lease intangibles acquired during the years ended December 31, 2017 and 2016, are as follows (in years):

	2017	2016
Acquired in-place leases	13	11
Acquired above-market leases	6	6
Acquired below-market leases	18	19